Schedule of Reconciliation of Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Balance as of beginning of period	$ 10,584,037	$ 8,884,513	$ 8,884,513	$ 548,947
Proceeds from notes payable			1,325,574	12,002,440
Non-cash note additions	245,050
Financed equipment	433,112
Financing arrangements			241,898
Debt discount on notes payable				(3,809,659)
Amortization of debt discount	498,912		993,823	662,549
Resale of note payable to related party		(472,000)	(472,000)
Interest classified to debt	67,500		80,058
Conversions and settlement of notes payable				(485,459)
Non-cash note repayment	(50,423)
Cash repayments	(165,729)		(469,829)	(34,305)
Balance as of end of period	$ 11,612,459		$ 10,584,037	$ 8,884,513